Share-based Compensation - Summary of the restricted shares activities (Details) - Restricted shares - TuanChe Limited Share Incentive Plan (the "Plan")	6 Months Ended
Jun. 30, 2023 $ / shares shares
Number of restricted shares
Outstanding Balance | shares	3,573,750
Granted | shares	5,200,000
Forfeit | shares	0
Vested | shares	(3,712,500)
Outstanding Balance | shares	5,061,250
Weighted-Average Grant-Date Fair Value
Outstanding Balance | $ / shares	$ 0.457
Granted | $ / shares	0.035
Forfeit | $ / shares	0
Vested | $ / shares	0.113
Outstanding Balance | $ / shares	$ 0.276